Finance receivables (Tables)	12 Months Ended
Dec. 31, 2024
Finance receivables
Schedule of finance receivables
$
Balance – December 31, 2022	7,431,656
Additions	1,021,489
Add: Interest income	568,919
Less: Interest payments	(597,986)
Less: Principal payments	(526,107)
Effects of foreign exchange	197,383
Balance – December 31, 2023	8,095,354
Additions	2,300,368
Add: Interest income	513,925
Less: Interest payments	(490,277)
Less: Principal payments	(6,632,290)
Effects of foreign exchange	(354,740)
Balance – December 31, 2024	3,432,340
Current	3,432,340
Non-current	-
Balance – December 31, 2024	3,432,340
$
Minimum payments receivable	3,250,668
Unearned income	181,672
Net investment	3,432,340
Allowance for credit losses	—
Finance receivables, net	3,432,340